Investor Prospectus | Government Money Market Portfolio
Government Money Market Portfolio—Summary Section
INVESTMENT OBJECTIVE
The Government Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Investor Prospectus Government Money Market Portfolio Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none
Maximum Account Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Portfolio Operating Expenses	Investor Prospectus Government Money Market Portfolio Investor Shares
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.48%
Administration Fees	0.10%
Other Operating Expenses	0.38%
Total Annual Portfolio Operating Expenses	0.68%
Fee Waiver and/or Expense Reimbursement	(0.48%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%	[1]
[1]	The Administrator has agreed to reduce or limit the "Total Annual Portfolio Operating Expenses" of Investor Shares of the Portfolio (excluding distribution and service (12b-1) fees, interest, taxes, brokerage and extraordinary expenses) such that the "Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement" for Investor Shares of the Portfolio is not more than 0.20% of the average daily net assets attributable to Investor Shares of the Portfolio. This expense reduction/limitation will remain in effect through at least December 31, 2016 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions' Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Portfolio for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses for Investor Shares of the Portfolio remain the same (except that the Example incorporates the expense reduction/limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Prospectus | Government Money Market Portfolio | Investor Shares | USD ($)	20	169	331	801

PRINCIPAL INVESTMENT STRATEGY
In seeking to achieve its investment objective, the Portfolio will only invest in obligations that are authorized by the Federal Credit Union Act and the rules and regulations thereunder.

The Portfolio pursues its investment objective by investing only in "government securities," as such term is defined in or interpreted under the Investment Company Act of 1940, as amended ("the 1940 Act"). "Government securities" generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities ("U.S. Government Securities").

The Portfolio intends to be a "government money market fund," as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. "Government money market funds" are money market funds that invest at least 99.5% of their assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities. "Government money market funds" are exempt from requirements that permit money market funds to impose a "liquidity fee" and/or "gates."

The Portfolio's securities are valued using the amortized cost method as permitted by Rule 2a-7 under the 1940 Act. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value ("NAV") of $1.00 per share.

Pursuant to an order of the Securities and Exchange Commission ("SEC"), the Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman, Sachs & Co. ("Goldman Sachs"), an affiliate of the Portfolio's investment adviser.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
  Counterparty Risk—The risk that the other party to a transaction will not fulfill its contractual obligations.
  Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio), may default on its obligations to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.
  Interest Rate Risk—The risk that when interest rates rise, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.
  Large Shareholder Purchase and Redemption Risk—The risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio.
  Liquidity Risk—The risk that the Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perception. Illiquid investments may be more difficult to value. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as credit rating downgrades or due to general market conditions or a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s ability to maintain a stable $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

  Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Portfolio’s shares, and redemptions by these shareholders of their Portfolio shares may further increase the Portfolio’s liquidity risk and may adversely impact the Portfolio’s NAV. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
  Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.
  Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
  Regulatory Risk—The SEC recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that invest in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Portfolio’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the investment adviser is evaluating the potential impact of these changes which have a phase in compliance period ranging from July, 2015 through October, 2016.
  Stable NAV Risk—The risk that the Portfolio may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Portfolio, could be subject to increased redemption activity, which could adversely affect the Portfolio’s NAV. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.
  U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. Government Securities including securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.
An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PERFORMANCE
The Portfolio suspended operations as of the close of business on May 30, 2014. From inception through the suspension of its operations, the Portfolio operated as a money market fund pursuant to Rule 2a-7 under the 1940 Act. Effective as of December 29, 2015, the Portfolio intends to qualify as a “government money market fund” that invests at least 99.5% of its assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or such securities.

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for ten calendar years prior to the suspension of its operations; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods ended December 31, 2013. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.

As of the date of this Prospectus, Investor Shares of the Portfolio have not commenced operations. The returns below represent the returns for TCU Shares of the Portfolio which are offered in a separate prospectus. TCU Shares and Investor Shares of the Portfolio should have returns that are substantially the same because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.
TOTAL RETURN CALENDAR YEAR

The total return for the period ended March 31, 2014 was 0.00%. Best Quarter Q4 ‘06 1.32% Worst Quarter Q4 ‘11 0.00%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Investor Prospectus | Government Money Market Portfolio | TCU Shares	0.05%	0.09%	1.71%	3.78%	May 17, 1988